SUBSEQUENT EVENTS	12 Months Ended
Jan. 29, 2012
SUBSEQUENT EVENTS

NOTE 18 — SUBSEQUENT EVENTS

Disposition

On March 26, 2012, the Company sold all of the issued and outstanding equity interests in its IPVF business to Shale-Inland Holdings LLC for approximately $469 million. In accordance with ASC 205-20, Discontinued Operations, the results of the IPVF operations are classified as discontinued operations. The presentation of discontinued operations includes revenues and expenses of the discontinued operations and gain on the sale of businesses, net of tax, as one line item on the Consolidated Statements of Operations. All Consolidated Statements of Operations presented have been revised to reflect this presentation.

Refinancing Transactions (unaudited)

On April 12, 2012, HD Supply, Inc. consummated the following transactions (the “Refinancing Transactions”) in connection with the refinancing of the senior portion of its debt structure:

•	the issuance of $950 million of its 8.125% Senior Secured First Priority Notes due 2019 (the “First Priority Notes”);

•	the issuance of $675 million of its 11% Senior Secured Second Priority Notes due 2020 (the “Second Priority Notes”);

•	the issuance of approximately $757 million of its 14.875% Senior Notes due 2020 (the “Senior Notes”);

•	entry into a new senior term facility (the “Senior Term Facility”) maturing in 2017 and providing for term loans in an aggregate principal amount of $1 billion; and

•

entry into a new senior asset based lending facility (the “ABL Facility”) maturing in 2017 and providing for senior secured revolving loans and letters of credit of up to a maximum aggregate principal amount of $1.5 billion.

The proceeds of the First Priority Notes, the Second Priority Notes, the Senior Notes, the Senior Term Facility and the ABL Facility were used to (i) repay all amounts outstanding under the Senior Secured Credit Facility, (ii) repay all amounts outstanding under the ABL Credit Facility, (iii) repurchase all remaining outstanding 12.0% Senior Notes and (iv) pay related fees and expenses.

Acquisition (unaudited)

On June 29, 2012, the Company purchased Peachtree Business Products LLC for approximately $196 million. Headquartered in Marietta, Georgia, Peachtree Business Products specializes in customizable business and property marketing supplies, serving residential and commercial property managers, medical facilities, schools and universities, churches and funeral homes. Peachtree Business Products LLC will be operated as part of the Company’s Facilities Maintenance segment.